Subsequent events (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions					9 Months Ended		12 Months Ended
	Nov. 09, 2022 EUR (€)	Oct. 31, 2022 EUR (€)	Oct. 13, 2022 EUR (€)	Oct. 13, 2022 USD ($) $ / shares shares	Sep. 30, 2022 EUR (€)	Sep. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Oct. 13, 2022 € / shares shares
Subsequent events
Repayments of borrowings					€ 1,522	€ 881
Proceeds from issue of ordinary shares in the form of ADS						€ 26,619	€ 26,600	$ 32.0
Sale and leaseback transaction
Subsequent events
Proceeds from sale of property	€ 26,500	€ 26,500
Disposals		14,100
Right-of-use asset		9,200
Lease liabilities		17,300
Gain from sale and leaseback transaction		4,300
Finance contract settlement | European Investment Bank
Subsequent events
Repayments of borrowings	22,000	22,000
Finance contract settlement | EIB-Tranche B
Subsequent events
Repayments of borrowings		22,000
Finance contract settlement | Sparkasse Schwaben-Bodensee
Subsequent events
Repayments of borrowings	€ 3,100	€ 3,100
Share transaction
Subsequent events
Shares issued (in shares) | shares				1,279,070					1,279,070
Share Price Per Share | (per share)				$ 3.44					€ 3.60
Proceeds from issue of ordinary shares in the form of ADS			€ 4,600	$ 4.4